DERIVATIVE LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
DERIVATIVE LIABILITIES
Derivative liability - warrants	$ 14,500	$ 69,334
Derivative liability - convertible debt	113,536	115,047
Total derivative liabilities	$ 128,036	$ 184,381	$ 438,553